Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ 57,567	$ (40,990)	$ (9,008)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	(183)	(76)	202
Exchange differences on translation of foreign operations	(158)	97	(638)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	(341)	21	(436)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(39)	(46)	71
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	(39)	(46)	71
Total other comprehensive income (loss)	(380)	(25)	(365)
Total comprehensive income (loss)	57,187	(41,015)	(9,373)
Attributable to:
Shareholders of the parent	57,187	(41,015)	(9,373)
Non-controlling interests	$ 0	$ 0	$ 0